Dividends - Schedule of Dividends Paid (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Amount of dividends	¥ 1,413	¥ 1,228	¥ 783
Dividends per share	¥ 1,860	¥ 1,616	¥ 1,030
Effective date	Jun. 25, 2025	Jun. 24, 2024	Jun. 23, 2023
Class A Preferred Stock
Disclosure of classes of share capital [line items]
Amount of dividends	¥ 1,806	¥ 1,574	¥ 1,000
Dividends per share	¥ 2,046	¥ 1,782	¥ 1,133
Effective date	Jun. 25, 2025	Jun. 24, 2024	Jun. 23, 2023